Condensed Statements of Cash Flows (Unaudited) (USD $)	3 Months Ended		57 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Loss	$ (209,485)	$ (175,769)	$ (4,135,899)
Adjustments to Reconcile Net loss to Net Cash Used in Operating Activities:
Class A Common stock and preferred stock granted for services	12,500	0	950,065
Contributed Capital	0	0	111,781
Depreciation and Amortization	31,000	2,967	85,105
Interest expense on conversion to Class A common stock	0	0	449
Loss (Gain) on conversions of debt to Class A common stock, net	0	0	147,252
Gain on asset theft, net	0	0	(29,124)
Impairment of Patent and Trademarks	0	0	62,635
Change in Fair Value-Derivative	40,754	0	127,871
Bad Debt Expense	0	0	9,000
Gain on foregiveness of debt	0	0	(25,000)
Changes in Assets and Liabilities:
Accounts Receivable	9,783	(17,037)	(9,000)
Prepaid Expenses	1,435	0	(1,271)
Security Deposit	0	0	(1,800)
Accounts Payable and Accrued Expenses	(50,979)	130,702	310,740
Deferred Financing Costs	(2,500)	0	(1,795)
Liability to Guarantee Equity Value	0	0	35,000
NET CASH USED IN OPERATING ACTIVITIES	(167,492)	(59,137)	(2,363,991)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of Equipment	0	0	(16,320)
Deferred Patent costs	0	0	(41,378)
Loans receivable from Officers	0	0	(175,825)
Trademark Costs	0	0	(21,254)
Insurance proceeds on asset theft	0	0	30,961
Cash received for sale of fixed assets	0	0	1,500
Purchase of Software License	0	0	(11,500)
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	0	0	(233,816)
CASH FLOWS FROM FINANCING ACTIVITIES:
Sale of Class A - Common Stock	5,000	233,250	2,599,615
Offering costs related to the Sale of Class A - Common Stock	0	0	(11,000)
Sale of Class B - Preferred Stock	0	0	45,000
Principal Payments on Capital Lease Obligations	0	(666)	(5,279)
Loan Payable to Principal Stockholder	0	0	60,000
Repayment of Loan Payable to Principal Stockholder	0	0	(4,800)
Borrowings on Debt	42,500	0	82,500
Principal payment on truck loans	(4,094)	0	(13,634)
Principal payments on Software Licensing	(5,866)	(1,955)	(25,410)
Cash Paid for Redemption of Stock	0	(5,000)	(5,000)
NET CASH PROVIDED BY FINANCING ACTIVITIES	37,540	225,629	2,721,992
NET INCREASE (DECREASE) IN CASH	(129,952)	166,492	124,185
CASH AT BEGINNING OF PERIOD	254,137	35,495
CASH AT END OF PERIOD	124,185	201,987	124,185
Supplemental Disclosure of Cash Flow Information
Cash paid during the period Interest Expense	17,567	0	4,033
Cash paid during the period Income Tax paid	0	0	2,816
Supplemental Disclosure of Non-Cash Investing and Financing Activities
Conversion of a Vendor Liability into Shares of Class A Common Stock	0	0	40,000
Capital Lease Obligation Recorded as Property and Equipment	0	0	7,058
Conversion of a shareholder loan into shares of Class A common stock	0	0	55,200
Reclassification of equity to liability to guarantee equity value due to price guarantee upon conversion	0	0	70,000
Reclassification of accounts payable to liability to guarantee equity value due to price guarantee upon conversion	0	0	48,980
Redemption of stock by officers for loan repayment	0	0	175,828
Capitalization of Deferred Financing Costs	112	0	2,612
Capitalizaiton of Derivative Laibility	194,048	0	194,048
Financing of Software License	117,270	117,270	175,828
Financing of Truck Purchase	$ 0	$ 0	$ 114,190